Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized losses on sale of securities		$ (60.6)	$ (41.5)	$ (58.4)
Income (loss) from operations before income taxes		464.1	402.6	(27.0)
Income tax (expense)/benefit		22.0	132.1	78.1
General, administrative and corporate expenses	[1]	(533.1)	(503.6)	(494.2)
Net income/(loss)		486.1	534.7	51.1
Net realized and unrealized foreign exchange gains/(losses)		(14.1)	14.4	(30.9)
Income tax expense, foreign currency translation adjustments		1.4	0.0	0.0
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)		48.6	25.5	70.4
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)		(3.2)	(2.2)	(3.9)
Realized losses on sale of securities		62.6	42.4	58.9
Income (loss) from operations before income taxes		59.4	40.2	55.0
Income tax (expense)/benefit		(11.5)	(6.6)	0.0
Net income/(loss)		47.9	33.6	55.0
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit		(0.2)	0.0	0.0
General, administrative and corporate expenses		0.9	(8.1)	15.4
Net income/(loss)		$ 0.7	$ (8.1)	$ 15.4

[1]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2023 — $5.0 million; 2022 — $5.0 million).